Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Major Components of Income Tax Expense

The major components of income tax expense for the years ended December 31, 2024, 2023 and 2022 are:

	2024	2023	2022
	USD	USD	USD
Consolidated statement of comprehensive income
Current income tax:
Current income tax charge	551,987	156,991	465,309

Withholding taxes:
Withholding taxes	1,220,098	498,000	427,628

Income tax expense reported in the consolidated statement of comprehensive income	1,772,085	654,991	892,937

Schedule of Deferred Tax Assets/(Liabilities) Relates

Deferred tax assets / (liabilities) relates to the following:

	Consolidated statement of financial position		Consolidated statement of comprehensive income
	2024	2023	2024	2023
	USD	USD	USD	USD

Provisions	-	-	-	-
Accelerated depreciation for tax purposes	844	1,384	-	-
Losses available for offsetting against future taxable income	-	-	-	-
Deferred tax expense / (benefit)
Deferred tax assets	844	1,384	-	-
(1)	Anghami KSA: established in the Kingdom of Saudi Arabia and is subject to 5% withholding tax and 20% corporate income tax;

(2)	Anghami for Digital Content (ADC): established in Egypt and is subject to 20% withholding tax and 22.5% corporate income; and

(3)	Digi Music SAL (Offshore): established in Lebanon and is subject to 7.5% withholding tax.